Parent Company Only Condensed Financial Information, Condensed Statements of Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income [Abstract]
Dividends from subsidiaries		$ 316	$ 231
Expenses [Abstract]
Interest on subordinated debentures		296	158
Income tax benefit	[1]	(2,594)	(2,284)
NET INCOME		13,338	11,732
Other Comprehensive Income (loss), net of tax		(15,521)	(1,728)
Total comprehensive income		(2,183)	10,004
Parent Company [Member]
Income [Abstract]
Interest on notes		29	20
Dividends from subsidiaries		4,180	6,650
Expenses [Abstract]
Interest on notes		29	31
Interest on subordinated debentures		296	158
Operating expenses		396	379
Income before income taxes and equity in undistributed earnings of subsidiaries		3,488	6,102
Income tax benefit		141	112
Equity in undistributed earnings of subsidiaries		9,709	5,518
NET INCOME		13,338	11,732
Other Comprehensive Income (loss), net of tax		(15,521)	(1,728)
Total comprehensive income		$ (2,183)	$ 10,004

[1]	Effective income tax rate was 16.3% for both 2022 and 2021